LONG-TERM DEBT	12 Months Ended
Nov. 30, 2021
Long-term Debt
LONG-TERM DEBT

20.  LONG-TERM DEBT

	Third party	SBA Loan	Third party
	$		$
Balance, November 30, 2019	—	—	—
Advances	40,059	—	40,059
Balance, November 30, 2020 (current and long-term)	40,059	—	40,059
Acquired on acquisition of IndieFlix (Note 3)	—	156,625	156,625
Payments	(42,775)	—	(42,775)
Interest expense and accretion	2,716	1,640	4,356
Balance, November 30, 2021	—	158,265	158,265
Current portion	—	—	—
Long-term portion	—	158,265	158,265

Third party

During the year ended November 30, 2020, the Company entered into a Conditional Sales Contract for the purchase of a vehicle. The agreement bears interest of 6.99%, requires 60 monthly payments of CAD$1,028, and was secured by a vehicle with a net book value of $30,312 (November 30, 2020 - $43,303) (Note 12). As at November 30, 2020, $6,935 of the loan was presented as current.

SBA loan

In June 2020, IndieFlix obtained a $150,000 U.S. Small Business Administration (“SBA”) loan which increased to $200,000 upon receiving a further $50,000 in July 2020. The SBA loan bears interest at 3.75% from the date of the advance and requires monthly payments of $1,023 commencing 24 months from the date of the first advance. The balance of principal and interest will be repayable over 30 years from the date of the first advance. The SBA loan is secured by a continuing security interest in all of IndieFlix’s current and future assets.

The loan is being accreting to its face value at an effective rate of 6.25% over the term of the loan.

On March 17, 2022, SBA provided an additional six month deferment for IndieFlix’s SBA Loan where the first payment has been deferred to 30 months from the date of the first advance from 24 months.